SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 82.2%
	Banks — 5.4%
	Banks — 5.4%
	Citigroup, Inc.	1,614,000	$ 99,519,240
	JPMorgan Chase & Co.	2,173,859	276,232,263
	Regions Financial Corp.	11,467,529	184,856,568
			560,608,071
	Capital Goods — 1.5%
	Aerospace & Defense — 0.4%
	BAE Systems plc	5,586,500	37,342,087
	Industrial Conglomerates — 1.1%
	Siemens AG	839,700	120,554,317
			157,896,404
	Diversified Financials — 10.5%
	Capital Markets — 6.2%
[a]	Apollo Investment Corp.	4,602,600	48,902,625
	CME Group, Inc.	1,720,371	313,193,541
[a]	Solar Capital Ltd.	4,607,900	80,684,329
	UBS Group AG	14,365,172	202,342,364
	Diversified Financial Services — 2.6%
	Equitable Holdings, Inc.	8,708,099	222,840,253
	M&G plc	18,403,000	49,816,329
	Mortgage Real Estate Investment Trusts — 1.7%
[a]	Chimera Investment Corp.	16,164,884	165,690,061
	Granite Point Mortgage Trust, Inc.	1,417,500	14,160,825
			1,097,630,327
	Energy — 3.9%
	Oil, Gas & Consumable Fuels — 3.9%
	LUKOIL PJSC Sponsored ADR	1,237,200	84,377,040
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	TOTAL SE	7,356,800	317,256,467
	Valero Energy Corp.	112,000	6,335,840
			407,981,786
	Food & Staples Retailing — 4.1%
	Food & Staples Retailing — 4.1%
	Tesco plc	73,130,000	231,412,341
	Walgreens Boots Alliance, Inc.	4,913,211	195,938,855
			427,351,196
	Food, Beverage & Tobacco — 0.1%
	Food Products — 0.1%
	Nestle S.A.	100,200	11,800,352
			11,800,352
	Insurance — 3.8%
	Insurance — 3.8%
	Assicurazioni Generali SpA	9,397,547	163,712,131
	NN Group N.V.	5,350,300	232,230,988
			395,943,119
	Materials — 3.3%
	Chemicals — 1.0%
	LyondellBasell Industries N.V. Class A,	1,210,996	110,999,893
	Metals & Mining — 2.3%
[c]	Glencore plc	38,178,800	121,648,227
	MMC Norilsk Nickel PJSC Sponsored ADR	3,682,100	114,881,520
			347,529,640
	Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
	Biotechnology — 2.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	AbbVie, Inc.	2,871,000	$ 307,627,650
	Pharmaceuticals — 6.3%
	AstraZeneca plc	1,393,700	139,587,081
	Merck & Co., Inc.	1,776,769	145,339,704
	Novartis AG	75,000	7,086,581
	Pfizer, Inc.	3,365,935	123,900,067
	Roche Holding AG	686,600	239,646,899
			963,187,982
	Real Estate — 2.1%
	Equity Real Estate Investment Trusts — 2.1%
	Crown Castle International Corp.	452,569	72,044,459
	Lamar Advertising Co. Class A,	961,000	79,974,420
	Washington Real Estate Investment Trust	3,049,965	65,970,743
			217,989,622
	Retailing — 2.7%
	Specialty Retail — 2.7%
	Home Depot, Inc.	1,057,276	280,833,651
[b,c]	RGIS Restructure Equity	338,576	4,232,200
			285,065,851
	Semiconductors & Semiconductor Equipment — 11.8%
	Semiconductors & Semiconductor Equipment — 11.8%
	Broadcom, Inc.	845,000	369,983,250
	QUALCOMM, Inc.	2,105,568	320,762,229
	Taiwan Semiconductor Manufacturing Co. Ltd.	28,526,000	538,073,173
			1,228,818,652
	Technology Hardware & Equipment — 5.0%
	Communications Equipment — 0.8%
	Cisco Systems, Inc.	1,841,551	82,409,407
	Technology Hardware, Storage & Peripherals — 4.2%
	Samsung Electronics Co. Ltd.	5,849,600	436,175,642
			518,585,049
	Telecommunication Services — 15.6%
	Diversified Telecommunication Services — 8.4%
	China Telecom Corp. Ltd.	334,555,000	92,782,701
	Deutsche Telekom AG	17,236,100	314,899,703
	Orange S.A.	38,765,780	460,984,897
	Wireless Telecommunication Services — 7.2%
	China Mobile Ltd.	55,120,774	314,266,872
	Vodafone Group plc	265,691,924	439,416,040
			1,622,350,213
	Utilities — 3.2%
	Electric Utilities — 2.9%
[c]	Electricite de France S.A.	2,860,000	45,054,088
	Enel SpA	25,396,171	256,764,840
	Multi-Utilities — 0.3%
	E.ON SE	2,474,200	27,396,907
			329,215,835
	Total Common Stock (Cost $6,470,790,213)		8,571,954,099
	Preferred Stock — 0.3%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 3.75% (LIBOR 3 Month + 0.85%)	12,000	9,690,000
			9,690,000
	Diversified Financials — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.00% (LIBOR 3 Month + 0.70%)	120,000	$ 2,994,000
			2,994,000
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Crestwood Equity Partners L.P. 9.25%	2,166,596	16,184,472
			16,184,472
	Total Preferred Stock (Cost $35,891,206)		28,868,472
	Asset Backed Securities — 2.8%
	Auto Receivables — 1.5%
	ACC Trust,
[d]	Series 2019-1 Class C, 6.41% due 2/20/2024	$ 2,500,000	2,472,618
[d]	Series 2020-A Class A, 6.00% due 3/20/2023	14,338,354	14,788,369
[d]	Series 2020-A Class B, 12.50% due 6/20/2025	6,680,000	6,890,665
	American Credit Acceptance Receivables Trust,
[d]	Series 2019-3 Class B1, 5.42% due 5/12/2026	6,850,000	7,079,595
[d]	Series 2019-4 Class F, 5.37% due 9/14/2026	5,000,000	5,134,966
[d]	Series 2020-1 Class F, 4.75% due 11/13/2026	5,460,000	5,475,898
[b,d]	Carvana Auto Receivables Trust Series 2019-4A Class R, due 10/15/2026	32,000	14,800,000
	CPS Auto Receivables Trust,
[d]	Series 2018-B Class E, 5.61% due 12/16/2024	5,158,000	5,463,432
[d]	Series 2019-A Class E, 5.81% due 3/16/2026	1,000,000	1,065,142
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	2,000,000	2,037,799
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	3,120,949
[b,d]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	40,000	2,920,000
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,554,586
	Flagship Credit Auto Trust,
[b,d]	Series 2018-4 Class R, due 3/16/2026	53,000	8,904,000
[b,d]	Series 2019-1 Class R, due 6/15/2026	6,000	1,008,000
[b,d]	Series 2019-2 Class R, due 12/15/2026	53,000	13,753,500
[b,d]	Series 2019-3 Class R, due 12/15/2026	60,000	17,730,000
[b,d]	Series 2019-4 Class R, due 3/15/2027	42,000	15,120,000
[d]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62% due 6/15/2027	3,180,000	3,213,000
[b,d]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	45,588	1,937,490
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	5,053,099
[d]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	8,000,000	8,127,935
			150,651,043
	Other Asset Backed — 1.3%
[d]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class E, 7.00% due 1/20/2027	5,536,361	5,436,642
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	8,200,000	8,570,893
[d]	CFG Investments Ltd., Series 2019-1 Class A, 5.56% due 8/15/2029	13,500,000	13,197,601
[d]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1 Class C, 4.61% due 3/15/2028	5,000,000	5,010,089
	Consumer Loan Underlying Bond Credit Trust,
[d]	Series 2018-P3 Class C, 5.54% due 1/15/2026	4,000,000	4,000,366
[d]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	6,700,000	6,578,282
[b,d,f]	Series 2019-HP1 Class CERT, due 12/15/2026	400,000	5,960,000
[d]	Series 2019-P1 Class C, 4.66% due 7/15/2026	7,500,000	7,391,072
	LendingClub Receivables Trust,
[b,d]	Series 2019-1 Class CERT, due 7/17/2045	281,200	4,639,800
[d]	Series 2019-7 Class R1, due 1/15/2027	6,250,000	3,125,000
[d]	Series 2019-7 Class R2, due 1/15/2027	1,250,000	625,000
[b,d]	Series 2020-JPSL Class R, due 2/15/2025	170,000	7,318,500
	LendingPoint Asset Securitization Trust,
[d]	Series 2020-REV1 Class B, 4.494% due 10/15/2028	8,000,000	8,436,059
[d]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	26,324,931
[d]	Marlette Funding Trust, Series 2019-1A Class C, 4.42% due 4/16/2029	5,344,000	5,498,939
[b,d]	Mosaic Solar Loan Trust Series 2020-2A Class R, due 8/20/2046	6,200,000	3,172,941
	Prosper Pass-Thru Trust,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	8,559,747
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	8,554,439
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	4,276,975

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			136,677,276
	Total Asset Backed Securities (Cost $254,217,260)		287,328,319
	Corporate Bonds — 9.7%
	Automobiles & Components — 0.0%
	Auto Components — 0.0%
[d,g]	Nexteer Automotive Group Ltd., 5.875% due 11/15/2021	$ 4,300,000	$ 4,290,067
			4,290,067
	Capital Goods — 0.1%
	Aerospace & Defense — 0.0%
[d]	TransDigm, Inc., 8.00% due 12/15/2025	5,000,000	5,520,050
	Machinery — 0.1%
	Mueller Industries, Inc., 6.00% due 3/1/2027	7,679,000	7,840,259
			13,360,309
	Commercial & Professional Services — 0.3%
	Commercial Services & Supplies — 0.3%
[d,g]	Cimpress plc, 7.00% due 6/15/2026	27,804,000	29,207,546
[d]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00% due 4/15/2022	5,987,000	6,002,147
			35,209,693
	Consumer Durables & Apparel — 0.2%
	Leisure Products — 0.2%
	Vista Outdoor, Inc., 5.875% due 10/1/2023	18,815,000	19,023,094
			19,023,094
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	6,188,000	6,348,888
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	21,000,000	22,670,970
			29,019,858
	Diversified Financials — 0.8%
	Capital Markets — 0.4%
[d]	Compass Group Diversified Holdings, LLC, 8.00% due 5/1/2026	20,141,000	21,153,891
[b,d]	JPR Royalty Sub, LLC, 14.00% due 9/1/2020	5,000,000	150,000
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	19,973,000	21,774,964
	Diversified Financial Services — 0.4%
	Antares Holdings L.P.,
[d]	6.00% due 8/15/2023	18,000,000	18,366,120
[d]	8.50% due 5/18/2025	11,500,000	12,474,050
[e,f]	JPMorgan Chase & Co., Series I, 3.684% (LIBOR 3 Month + 3.47%) due 4/30/2021	7,334,000	7,297,770
			81,216,795
	Energy — 2.9%
	Energy Equipment & Services — 0.0%
	Odebrecht Offshore Drilling Finance Ltd.,
[d,g]	6.72% due 12/1/2022	2,392,990	2,279,873
[d,g,h]	7.72% due 12/1/2026 PIK	17,767,783	2,108,325
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), due 2/1/2021	2,337,727	10,263
[c,d,g,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2022	11,396,734	714,803
	Oil, Gas & Consumable Fuels — 2.9%
[d]	Citgo Holding, Inc., 9.25% due 8/1/2024	14,196,000	13,286,178
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	8,000,000	8,041,440
[f]	Energy Transfer Operating L.P., 3.232% (LIBOR 3 Month + 3.02%) due 11/1/2066	13,820,000	9,644,840
[f]	Enterprise TE Partners L.P., Series 1, 3.003% (LIBOR 3 Month + 2.78%) due 6/1/2067	7,000,000	5,690,160
	Kinder Morgan Energy Partners L.P.,
	5.00% due 3/1/2043	10,000,000	11,801,900
	5.80% due 3/15/2035	10,000,000	12,534,000
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	28,917,921
	5.55% due 6/1/2045	5,000,000	6,430,700

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c,d,i]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625% due 10/31/2017	$ 14,760,102	$ 295,202
	ONEOK Partners L.P., 4.90% due 3/15/2025	9,544,000	10,850,669
[d]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75% due 12/15/2025	1,672,000	1,604,735
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	7,820,000	7,776,130
[d,g]	6.875% due 10/16/2025	2,000,000	2,191,360
[c,i]	RAAM Global Energy Co., 12.50% due 10/1/2015	15,000,000	22,950
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50% due 8/15/2022	7,497,000	6,959,615
[e,f]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	16,097,000	5,152,489
	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	32,700,000	42,896,841
	Williams Companies, Inc.,
	3.70% due 1/15/2023	29,129,000	30,858,098
	4.55% due 6/24/2024	69,318,000	77,590,410
	5.75% due 6/24/2044	14,198,000	18,330,044
			305,988,946
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[d]	KeHE Distributors, LLC / KeHE Finance Corp, 8.625% due 10/15/2026	5,267,000	5,872,758
			5,872,758
	Food, Beverage & Tobacco — 0.5%
	Tobacco — 0.5%
[d]	Vector Group Ltd., 10.50% due 11/1/2026	44,920,000	48,521,236
			48,521,236
	Insurance — 0.7%
	Insurance — 0.7%
[d,e,f,g]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%) due 7/25/2021	9,000,000	9,319,950
[d]	MetLife, Inc., 9.25% due 4/8/2038	12,000,000	18,296,640
[d,f,g]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%) due 11/24/2043	40,000,000	44,887,600
			72,504,190
	Materials — 0.4%
	Chemicals — 0.1%
[d,g]	Consolidated Energy Finance S.A., 6.875% due 6/15/2025	13,000,000	13,136,370
	Containers & Packaging — 0.2%
[d]	Matthews International Corp., 5.25% due 12/1/2025	19,969,000	20,177,676
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	5,390,850
			38,704,896
	Media & Entertainment — 0.1%
	Media — 0.1%
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	10,000,000	10,640,100
			10,640,100
	Real Estate — 0.3%
	Equity Real Estate Investment Trusts — 0.3%
	CoreCivic, Inc.,
	4.625% due 5/1/2023	11,364,000	10,973,419
	4.75% due 10/15/2027	23,901,000	21,285,514
			32,258,933
	Retailing — 0.2%
	Specialty Retail — 0.2%
[d]	Michaels Stores, Inc., 8.00% due 7/15/2027	20,055,000	21,698,507
			21,698,507
	Software & Services — 0.2%
	Software — 0.2%
[d]	Solera, LLC / Solera Finance, Inc., 10.50% due 3/1/2024	24,990,000	25,919,128
			25,919,128
	Telecommunication Services — 2.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Telecommunication Services — 1.7%
[g]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	$ 26,150,000	$ 41,269,669
	Qwest Corp., 6.75% due 12/1/2021	9,000,000	9,406,440
[g]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045% due 6/20/2036	85,390,000	127,230,246
	Wireless Telecommunication Services — 0.5%
	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.,
[d,g]	8.00% due 12/31/2026	10,003,281	8,355,540
[d,g]	8.75% due 5/25/2024	36,785,955	38,733,872
			224,995,767
	Transportation — 0.3%
	Airlines — 0.3%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95% due 1/15/2023	7,924,311	7,527,620
	Series 2016-3 Class B, 3.75% due 10/15/2025	13,554,298	10,904,704
	Series 2019-1 Class B, 3.85% due 2/15/2028	12,792,436	10,741,297
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 4/22/2023	1,160,063	1,098,197
			30,271,818
	Utilities — 0.1%
	Gas Utilities — 0.1%
[d,g]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	12,648,000	12,682,909
			12,682,909
	Total Corporate Bonds (Cost $889,241,247)		1,012,179,004
	Convertible Bonds — 0.4%
	Diversified Financials — 0.4%
	Mortgage Real Estate Investment Trusts — 0.4%
	Chimera Investment Corp., 7.00% due 4/1/2023	25,000,000	39,025,500
			39,025,500
	Total Convertible Bonds (Cost $25,000,000)		39,025,500
	Other Government — 0.0%
	Brazilian Government International Bond (BRL), 12.50% due 1/5/2022	20,000,000	4,211,428
	Total Other Government (Cost $12,382,070)		4,211,428
	Mortgage Backed — 1.4%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 4.099% due 5/25/2059	5,000,000	5,028,619
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.767% due 8/25/2033	42,454	42,454
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.944% due 3/25/2050	1,075,764	1,082,176
[d,f]	Series 2019-1 Class B5, 3.944% due 3/25/2050	490,575	447,673
[d,f]	Series 2019-1 Class B6, 3.001% due 3/25/2050	968,655	560,120
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	923,071	939,837
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.485% due 7/25/2050	208,038,381	2,035,323
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	185,553,249	1,952,540
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	221,534,761	935,253
[d,f]	Series 2020-J1 Class B4, 3.485% due 7/25/2050	1,434,473	1,353,636
[d,f]	Series 2020-J1 Class B5, 3.485% due 7/25/2050	717,732	591,046
[d,f]	Series 2020-J1 Class B6, 3.485% due 7/25/2050	1,302,033	509,203
[b,d,f,j]	Series 2020-J2 Class AX1, 0.314% due 1/25/2051	156,315,000	1,116,996
[b,d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	163,681,000	816,359
[d,f]	Series 2020-J2 Class B4, 2.814% due 1/25/2051	491,000	331,813
[d,f]	Series 2020-J2 Class B5, 2.814% due 1/25/2051	164,000	75,272
[b,d,f]	Series 2020-J2 Class B6, 2.814% due 1/25/2051	655,000	205,912
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 3.657% due 3/25/2034	299,873	299,873
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	2,112,093
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	976,295
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	348,414
[d,j]	Series 2020-EXP1 Class XS, due 5/25/2060	159,425,687	5,312,223

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f,j]	Series 2020-EXP2 Class A3IW, 1.121% due 8/25/2050	$173,578,397	$ 3,137,881
[d,f,j]	Series 2020-EXP2 Class A4IW, 1.121% due 8/25/2050	18,659,678	337,322
[d,f]	Series 2020-EXP2 Class B5, 3.621% due 8/25/2050	581,891	367,495
[d,f]	Series 2020-EXP2 Class B6, 3.621% due 8/25/2050	1,398,085	639,054
[d,f]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,870,021
[d,f]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-3A Class B1, 4.814% due 10/25/2047	5,000,000	5,116,347
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.77% due 8/1/2050	379,574,378	5,378,986
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/1/2050	65,057,074	621,692
[d,f]	Series 2020-2 Class B4, 3.77% due 8/1/2050	884,425	792,278
[d,f]	Series 2020-2 Class B5, 3.77% due 8/1/2050	2,653,275	2,301,506
[d,f]	Series 2020-2 Class B6C, 3.713% due 8/1/2050	3,537,700	1,762,435
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	4,351,367
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.50% due 10/25/2050	3,913,755	227,975
[d,f,j]	Series 2020-INV1 Class A12X, 3.00% due 10/25/2050	46,860,413	2,339,665
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	200,830,681	887,149
[d,f,j]	Series 2020-INV1 Class AX1, 0.025% due 10/25/2050	169,432,612	44,764
[d,f,j]	Series 2020-INV1 Class AX2, 0.50% due 10/25/2050	8,445,470	69,065
[d,f,j]	Series 2020-INV1 Class AX4, 0.95% due 10/25/2050	9,092,270	142,315
[d,f]	Series 2020-INV1 Class B4, 3.975% due 10/25/2050	1,998,914	1,825,362
[d,f]	Series 2020-INV1 Class B5, 3.975% due 10/25/2050	1,998,914	1,613,912
[d,f]	Series 2020-INV1 Class B6, 3.975% due 10/25/2050	4,586,606	2,579,029
[d,f,j]	Series 2020-INV1 Class BX, 0.475% due 10/25/2050	22,813,584	486,096
[d,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B1, 4.087% due 9/25/2059	3,000,000	3,056,975
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 2.596% due 12/25/2046	2,000,000	1,342,935
[d,f,j]	Series 2020-3 Class AX1, 0.19% due 8/25/2050	65,579,256	182,514
[d,f,j]	Series 2020-4 Class A11X, 5.10% (LIBOR 1 Month + 5.25%) due 11/25/2050	12,508,058	1,001,654
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	56,703,195	365,475
[d,f,j]	Series 2020-4 Class A4X, 0.50% due 11/25/2050	9,759,431	25,173
[d,f,j]	Series 2020-4 Class AX1, 0.214% due 11/25/2050	209,441,174	499,978
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	5,794,705	261,444
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	13,373,198	94,815
[d,f]	Series 2020-4 Class B4, 3.764% due 11/25/2050	2,063,162	2,024,219
[d,f]	Series 2020-4 Class B5, 3.764% due 11/25/2050	952,381	834,289
[d,f]	Series 2020-4 Class B6, 3.764% due 11/25/2050	1,603,555	1,046,073
[d,f,j]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	91,503,451	767,357
[d,f,j]	Series 2020-7 Class AX1, 0.233% due 1/25/2051	434,867,888	1,407,537
[d,f,j]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	29,897,167	1,745,839
[d,f,j]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	27,722,828	159,650
[d,f]	Series 2020-7 Class B4, 3.633% due 1/25/2051	2,526,633	2,412,666
[d,f]	Series 2020-7 Class B5, 3.633% due 1/25/2051	1,770,633	1,405,148
[d,f]	Series 2020-7 Class B6, 3.633% due 1/25/2051	2,290,000	867,472
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.175% due 8/25/2034	1,622,597	1,648,513
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,507,991
[b,d]	Saluda Grade Alternative Mortgage Grade, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	52,852,420	6,469,242
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.737% due 10/25/2047	2,306,149	2,373,256
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	193,917,159	754,861
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,437,571
[d,f]	Series 2019-3 Class B3, 5.959% due 9/25/2059	3,366,214	2,181,454
[b,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[b,d]	Series 2019-3 Class XS1, due 9/25/2059	193,802,697	5,115,887
[b,d]	Series 2019-3 Class XS2, due 9/25/2059	197,816,891	3,386,467
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2018-IMC2 Class B1, 5.669% due 10/25/2048	3,000,000	3,071,727
[d,f]	Series 2019-1 Class B1, 4.766% due 6/25/2049	2,000,000	2,009,159
[d,f]	Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,834,968
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2018-3 Class B1, 5.694% due 10/25/2058	3,850,000	3,898,306
[d,f]	Series 2019-2 Class B1, 4.437% due 5/25/2059	1,577,000	1,591,500
[d]	Series 2019-INV1 Class B1, 4.991% due 12/25/2059	4,700,000	4,721,831
[d,f]	Series 2020-1 Class B1, 3.624% due 1/25/2060	2,000,000	1,999,216
[d,f]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B2, 5.375% due 3/25/2065	4,500,000	4,511,633

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.253% due 6/25/2050	$428,250,241	$ 1,664,052
[d,f]	Series 2020-3 Class B5, 3.253% due 6/25/2050	1,046,000	683,420
[d,f]	Series 2020-3 Class B6, 3.253% due 6/25/2050	2,091,953	1,043,763
	Total Mortgage Backed (Cost $142,675,825)		151,371,826
	Loan Participations — 0.8%
	Commercial & Professional Services — 0.5%
	Professional Services — 0.5%
[k]	Harland Clarke Holdings Corp., 5.75% (LIBOR 3 Month + 4.75%) due 11/3/2023	19,428,736	17,119,242
[k]	Par Pacific Holdings, Inc., 6.98% (LIBOR 3 Month + 6.75%) due 1/12/2026	13,497,890	12,738,633
[k]	R.R. Donnelley & Sons Company, 5.147% (LIBOR 3 Month + 5.00%) due 1/15/2024	16,660,000	16,126,880
[k]	RGIS Services, LLC, 8.50% (LIBOR 3 Month + 7.50%) due 6/25/2025	7,002,093	6,581,968
			52,566,723
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[k]	Citgo Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%) due 8/1/2023	7,974,028	7,336,105
[b,h,k]	Malamute Energy, Inc., 0.22% (LIBOR 3 Month + 1.50% PIK) due 11/22/2022	318,495	3,185
			7,339,290
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[k]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	13,395,000	13,194,075
[k]	GEO Group, Inc., 2.75% (LIBOR 1 Month + 2.00%) due 3/22/2024	7,856,374	7,080,558
			20,274,633
	Transportation — 0.1%
	Airlines — 0.1%
[b,k]	Wheels Up Partners, LLC, 7.50% (3 Month LIBOR + 6.50%) due 8/17/2025	9,643,478	7,743,713
			7,743,713
	Total Loan Participations (Cost $92,416,071)		87,924,359
	Short-Term Investments — 2.0%
[a]	Thornburg Capital Management Fund	20,916,345	209,163,447
	Total Short-Term Investments (Cost $209,163,447)		209,163,447
	Total Investments — 99.6% (Cost $8,131,777,339)		$10,392,026,454
	Other Assets Less Liabilities — 0.4%		39,337,568
	Net Assets — 100.0%		$10,431,364,022

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	322,475,700	1/14/2021	441,027,160	$ —	$ (19,520,785)
Swiss Franc	SSB	Sell	52,072,700	1/25/2021	58,855,918	—	(1,109,583)
Euro	SSB	Sell	233,513,800	2/18/2021	285,565,937	—	(8,434,094)

Total						—	$(29,064,462)

Net unrealized appreciation (depreciation)							$(29,064,462)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Investment in Affiliates.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $908,523,313, representing 8.71% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2020.
i	Bond in default.
j	Interest only.
k	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2020.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
PIK	Payment-in-kind
SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Apollo Investment Corp.	$40,544,502	$-	$(2,411,585)	$(4,601,779)	$15,371,487	$48,902,625	$1,656,936
Chimera Investment Corp	119,720,189	15,270,314	-	-	30,699,558	165,690,061	4,798,848
Malamute Energy, Inc.	130,610	-	-	-	(118,171)	12,439	-
MFA Financial, Inc.	66,249,600	-	(87,749,129)	(93,648,031)	115,147,560	-	-
Solar Capital Ltd.	73,035,215	-	-	-	7,649,114	80,684,329	1,889,239
Thornburg Capital Management Fund	76,840,627	468,943,253	(336,620,433)	-	-	209,163,447	57,062
Total	$376,520,743	$484,213,567	$(426,781,147)	$(98,249,810)	$168,749,548	$504,452,901	$8,402,085